MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Equity Securities [Roll Forward]
Equity securities, beginning balance	$ 2,187
Unrealized gain, net	448	$ (348)
Equity securities, ending balance	$ 2,635